Schedule of pension cost components Japan (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
JAPAN [Member]
Benefit obligations	€ 742	€ 742	€ 640	€ 640	€ 538	€ 538	€ 646
Service cost	64		46		61
Normal cost		9		7		6
Actuarial (gain) loss		35		156		(6)
Benefits paid		(4)		0		(93)
Exchange rate impact		(2)		(116)		(76)
Unrecognized actuarial (gain) loss	299	299	280	280	157	157
Unrecognized prior service cost	0	0	0	0	0	0
Accrued pension cost	443		360		380
Amortization of (Gains) Losses		0		9		0
FRANCE [Member]
Benefit obligations	665	665	491	491	517	517	386
Service cost	35		39		29
Normal cost	16		17		18
Actuarial (gain) loss	123		(75)		93
Benefits paid		0		(11)		(8)
Unrecognized actuarial (gain) loss	89	89	27	27	38	38
Accrued pension cost	€ 550		€ 498		€ 449